Mortgage Banking Derivatives	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Mortgage Banking Derivatives

NOTE 16 - MORTGAGE BANKING DERIVATIVES

Commitments to fund certain mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of mortgage loans to third party investors are considered derivatives. It is the Company’s practice to enter into forward commitments for the future delivery of residential mortgage loans when interest rate lock commitments are entered into in order to economically hedge the effect of changes in interest rates resulting from its commitments to fund the loans. These mortgage banking derivatives are not designated in hedge relationships. At year-end 2014, the Company had approximately $28,182 of interest rate lock commitments and approximately $36,849 of forward commitments for the future delivery of residential mortgage loans. The fair value of these mortgage banking derivatives was reflected by a derivative asset and liability of $285 and $132, respectively, at December 31, 2014. At December 31, 2013, the Company had approximately $26,000 of interest rate lock commitments and approximately $27,000 of forward commitments for the future delivery of residential mortgage loans. The fair value of these mortgage banking derivatives was reflected by a derivative asset of $464 at December 31, 2013. Fair values were estimated based on changes in mortgage interest rates from the date of the commitments. Changes in the fair values of these mortgage-banking derivatives are included in net gains on sale of loans.

The net gains (losses) relating to free-standing derivative instruments used for risk management is summarized below:

	2014	2013
Forward contracts related to mortgage loans held for sale and interest rate contracts	$(411)	$321
Interest rate contracts for customers	100	(427)

The following table reflects the amount and market value of mortgage banking derivatives included in the consolidated balance sheet as of December 31:

	2014		2013
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other assets (liabilities):
Interest rate contracts for customers	$28,182	$285	$25,789	$185

Forward contracts related to mortgage loans held for sale	$36,849	$(132)	$27,288	$279